Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Amortization related to intangible assets
Amortization of contract-based intangible assets	$ 72,754	$ 44,086	$ 6,615
Cost of sales - wholesale supply and marketing
Amortization related to intangible assets
Amortization of contract-based intangible assets	6,172	5,285	800
Cost of sales - wholesale supply and marketing | Contract-based intangibles
Amortization related to intangible assets
Amortization of contract-based intangible assets	$ 6,200	$ 5,300	$ 800